(Delaware Focus Global Growth Fund)
What is the Fund's investment objective?
Delaware Focus Global Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (Delaware Focus Global Growth Fund)	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Delaware Focus Global Growth Fund)		Class A	Class C	Class R	Institutional Class
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other Expenses		0.34%	0.34%	0.34%	0.34%
Total annual fund operating expenses		1.44%	2.19%	1.69%	1.19%
Fee waivers and expense reimbursements	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements		1.44%	2.19%	1.69%	1.19%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 1, 2016 to March 30, 2017. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Delaware Focus Global Growth Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	713	1,004	1,317	2,200
Class C	322	685	1,175	2,524
Class R	172	533	918	1,998
Institutional Class	121	378	654	1,443

Expense Example, No Redemption - (Delaware Focus Global Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	222	685	1,175	2,524

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and non-U.S. companies, which may include companies located or operating in developed or emerging markets. Under normal circumstances, the Fund will invest in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will primarily invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country; however, the Fund will limit investments in emerging market securities to 30% of the Fund's total assets. Although the Fund can invest in companies of any size and from any country, it will invest mainly in common stocks of companies in countries with developed economies.

Using a bottom-up approach, the portfolio managers will seek to select securities of companies that they believe to have large end-market potential, superior business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The portfolio managers also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give the portfolio managers insight into the outlook for a company, helping them identify companies poised for sustainable free cash flow growth. The portfolio managers believe that sustainable free cash flow growth, if it occurs, should ultimately drive shareholder value and may result in price appreciation of a company's stock. In addition to price appreciation, shareholder value derived from excess free cash flow may come in the form of dividends, share repurchases, or reinvestment of excess cash flow in a company. The portfolio managers may sell a security if they no longer believe that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Derivatives risk — Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what a portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Focus Global Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 21.59% for the quarter ended June 30, 2009, and its lowest quarterly return was -15.41% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - (Delaware Focus Global Growth Fund)	Label	1 Year	5 Years	Lifetime
Class A	(lifetime: 12/29/08–12/31/15)	(6.36%)	6.22%	14.22%
Class A | return after taxes on distributions		(7.13%)	5.91%	13.39%
Class A | return after taxes on distributions and sale of Fund shares		(2.98%)	4.87%	11.43%
Class C	(lifetime: 12/29/10–12/31/15)	(2.36%)	6.68%	6.55%
Class R	(lifetime: 12/29/10–12/31/15)	(0.97%)	7.20%	7.07%
Institutional Class	(lifetime: 12/29/08–12/31/15)	(0.45%)	7.73%	15.39%
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)		(0.32%)	8.19%	5.56%
MSCI World Index (net) (reflects no deduction for fees or expenses)		(0.87%)	7.60%	4.98%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.